VESSELS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessels and equipment [Roll Forward]
Cost, beginning of period	$ 657,890	$ 657,890	$ 523,689
Accumulated depreciation beginning balance	(221,617)	(198,858)	(179,291)
Net book value, beginning balance	436,273	459,032	344,398
Purchase of vessels			134,201
Depreciation	(20,485)	(22,759)	(19,567)
Transfer to vessel held for sale, long lived	(74,455)
Transfer of depreciation to vessel held for sale	52,932
Disposals of vessels	(236,257)
Disposals depreciation	157,415
Impairment loss	(41,597)
Balance, end of period	305,581	657,890	657,890
Accumulated depreciation ending balance	(31,755)	(221,617)	(198,858)
Net book value, ending balance	273,826	436,273	459,032
Impairment loss on vessels	(41,597)	0	0
Loss on sale of vessels	(13,088)	0	0
VLCC Hampstead [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds from sale of vessels	22,200
Vessels and equipment [Roll Forward]
Loss on sale of vessels	(12,700)
Proceeds from failed sale	2,430
VLCC Titan Venus [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds from sale of vessels	19,800
Vessels and equipment [Roll Forward]
Impairment loss on vessels	(14,700)
VLCC Kensington [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds from sale of vessels	22,500
Vessels and equipment [Roll Forward]
Impairment loss on vessels	(13,500)
Loss on sale of vessels	(400)
VLCC Mayfair [Member]
Vessels and equipment [Roll Forward]
Impairment loss on vessels	(13,400)
Discontinued Operations - VLCC [Member]
Vessels and equipment [Roll Forward]
Depreciation	$ (9,400)	$ (11,700)	$ (11,700)
Tanker Market [Member]
Vessels and equipment [Roll Forward]
Number of vessels in fleet	4
Drybulk Carrier Market [Member]
Vessels and equipment [Roll Forward]
Number of vessels in fleet	1
Golden Ocean Group Limited [Member] | Capesize Vessels [Member]
Significant Acquisitions and Disposals [Line Items]
Purchase of vessels			2